Amplify International Enhanced Dividend Income ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Communication Services - 12.0%
America Movil SAB de CV - ADR	46,199	$833,892
JOYY, Inc. - ADR(a)	27,758	851,060
NetEase, Inc. - ADR(a)	22,178	2,165,460
Nintendo Co. Ltd. - ADR	118,036	1,639,520
Tencent Holdings Ltd. - ADR(b)	41,185	1,434,885
Tencent Music Entertainment Group - ADR(c)	86,208	810,355
TIM SA/Brazil - ADR(b)	103,158	1,813,518
Turkcell Iletisim Hizmetleri AS - ADR	73,976	409,827
		9,958,517

Consumer Discretionary - 12.2%
Ferrari NV	4,090	1,414,813
InterContinental Hotels Group PLC - ADR	9,132	869,914
MakeMyTrip Ltd.(c)	15,401	853,061
MINISO Group Holding Ltd. - ADR(a)	84,788	1,438,004
PDD Holdings, Inc. - ADR(a)(c)	14,389	1,825,532
Sony Group Corp. - ADR	17,729	1,733,010
Toyota Motor Corp. - ADR(b)	9,886	1,974,235
		10,108,569

Consumer Staples - 5.7%
Coca-Cola Femsa SAB de CV - ADR	19,423	1,844,020
Fomento Economico Mexicano SAB de CV - ADR	21,034	2,850,948
		4,694,968

Energy - 16.1%
Cameco Corp.(a)	38,149	1,821,615
Ecopetrol SA - ADR(b)	127,192	1,530,120
Eni SpA - ADR	26,538	847,889
Petroleo Brasileiro SA - ADR	245,636	4,193,007
Shell PLC - ADR(a)	27,840	1,751,414
TotalEnergies SE - ADR	27,539	1,794,992
Ultrapar Participacoes SA - ADR	109,409	624,725
YPF SA - ADR(a)(c)	47,008	812,298
		13,376,060

Financials - 17.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	366,316	3,417,729
Banco Macro SA - ADR(a)	27,979	926,664
Banco Santander SA - ADR	98,984	395,936
HSBC Holdings PLC - ADR(b)	29,713	1,168,612
ICICI Bank Ltd. - ADR	117,596	2,869,342
Mitsubishi UFJ Financial Group, Inc. - ADR(b)	384,727	3,597,198
Sumitomo Mitsui Financial Group, Inc. - ADR(b)	158,437	1,630,317
XP, Inc. - Class A	33,560	824,905
		14,830,703

Health Care - 6.1%
AstraZeneca PLC - ADR	12,711	847,061
Novartis AG - ADR	16,958	1,754,644
Novo Nordisk AS – ADR(a)	8,047	923,313
Teva Pharmaceutical Industries Ltd. - ADR(c)	130,168	1,575,033
		5,100,051

Industrials - 5.5%
Embraer SA - ADR(c)	88,745	1,633,795
RELX PLC - ADR	70,355	2,909,180
		4,542,975

Information Technology - 6.2%
ASE Technology Holding Co. Ltd. - ADR(a)	209,266	1,944,081
ASML Holding NV(a)	1,666	1,449,120
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	15,812	1,786,124
		5,179,325

Materials - 11.6%
ArcelorMittal SA(a)	31,440	863,657
BHP Group Ltd. - ADR(a)(b)	13,147	804,859
CRH PLC(a)	32,952	2,364,636
Gold Fields Ltd. - ADR(a)	197,835	2,927,957
Rio Tinto PLC – ADR(a)	12,350	855,485
Ternium SA - ADR(b)	31,718	1,226,218
Vale SA - ADR	41,147	563,302
		9,606,114

Utilities - 1.6%
Companhia Paranaense de Energia - ADR(b)	129,862	1,055,778
Enel Chile SA - ADR	92,294	266,730
		1,322,508
TOTAL COMMON STOCKS (Cost $73,632,547)		78,719,790

PREFERRED STOCKS - 1.5%
Financials - 1.5%
Bancolombia SA - ADR	39,378	1,238,832
TOTAL PREFERRED STOCKS (Cost $1,240,976)		1,238,832

SHORT-TERM INVESTMENTS - 15.2%
Investments Purchased with Proceeds from Securities Lending - 10.1%
First American Government Obligations Fund - Class X, 5.18%(d)	8,423,921	8,423,921

Money Market Funds - 5.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(d)	4,268,683	4,268,683
TOTAL SHORT-TERM INVESTMENTS (Cost $12,692,604)		12,692,604

TOTAL INVESTMENTS - 111.5% (Cost $87,566,127)		$92,651,226
Liabilities in Excess of Other Assets - (11.5)%		(9,567,327)
TOTAL NET ASSETS - 100.0%		$83,083,899

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	All or portion of this security is held as collateral for the options written. At January 31, 2024, the value of these securities amounted to $111,226 or 0.1% of net assets.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $8,181,799 which represented 9.8% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Amplify International Enhanced Dividend Income ETF
Schedule of Options Written
January 31, 2024 (Unaudited)

OPTIONS WRITTEN - (0.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
ArcelorMittal SA, Expiration: 02/16/2024; Exercise Price: $30.00	$(274,700)	100	$(1,250)
ASE Technology Holding Co. Ltd., Expiration: 02/16/2024; Exercise Price: $10.00	(278,700)	300	(2,250)
ASML Holding NV	0	0	–
Expiration: 02/21/2024; Exercise Price: $900.00	(347,928)	4	(3,600)
Expiration: 02/21/2024; Exercise Price: $830.00	(695,856)	8	(37,680)
Banco Macro SA	0	0	–
Expiration: 02/16/2024; Exercise Price: $35.00	(331,200)	100	(19,000)
Expiration: 02/16/2024; Exercise Price: $35.00	(165,600)	50	(9,500)
BHP Group Ltd., Expiration: 02/16/2024; Exercise Price: $67.50	(244,880)	40	(300)
Cameco Corp., Expiration: 02/16/2024; Exercise Price: $55.00	(716,250)	150	(6,075)
CRH PLC, Expiration: 02/21/2024; Exercise Price: $70.00	(717,600)	100	(26,500)
Gold Fields Ltd., Expiration: 02/16/2024; Exercise Price: $15.00	(1,480,000)	1,000	(42,500)
JOYY, Inc., Expiration: 02/21/2024; Exercise Price: $30.00	(429,240)	140	(18,550)
MINISO Group Holding Ltd.	0	0	–
Expiration: 02/21/2024; Exercise Price: $15.00	(720,800)	425	(96,687)
Expiration: 02/21/2024; Exercise Price: $17.50	(636,000)	375	(36,562)
NetEase, Inc., Expiration: 02/16/2024; Exercise Price: $110.00	(781,120)	80	(3,800)
Novo Nordisk AS, Expiration: 02/21/2024; Exercise Price: $122.00	(229,480)	20	(1,070)
PDD Holdings, Inc., Expiration: 02/16/2024; Exercise Price: $160.00	(380,610)	30	(195)
Rio Tinto PLC, Expiration: 02/16/2024; Exercise Price: $72.50	(277,080)	40	(1,500)
Shell PLC, Expiration: 02/06/2024; Exercise Price: $60.00	(849,285)	135	(40,838)
Taiwan Semiconductor Manufacturing Co. Ltd.	0	0	–
Expiration: 02/21/2024; Exercise Price: $120.00	(508,320)	45	(2,633)
Expiration: 02/21/2024; Exercise Price: $125.00	(677,760)	60	(1,260)
YPF SA	0	0	–
Expiration: 02/16/2024; Exercise Price: $19.00	(190,080)	110	(1,925)
Expiration: 02/16/2024; Exercise Price: $18.00	(190,080)	110	(4,400)
Total Call Options			(358,075)
TOTAL OPTIONS WRITTEN (Premiums received $300,138)			(358,075)

(a)	Exchange-traded.
(b)	100 shares per contract.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify International Enhanced Dividend Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$78,719,790	$–	$–	$78,719,790
Preferred Stocks	1,238,832	–	–	1,238,832
Investments Purchased with Proceeds from Securities Lending	8,423,921	–	–	8,423,921
Money Market Funds	4,268,683	–	–	4,268,683
Total Assets	$92,651,226	$–	$–	$92,651,226

Liabilities
Options Written	-	358,075	-	358,075
Total Liabilities	$–	$358,075	$–	$358,075

Refer to the Schedule of Investments for industry classifications.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Allocation of Portfolio Holdings by Country as of January 31, 2024
(% of Net Assets)
Brazil	$10,709,030	13.0%
Japan	10,574,280	12.8
United Kingdom	8,401,666	10.0
China	5,848,704	7.0
Mexico	5,528,860	6.7
Ireland	4,190,168	5.0
Spain	3,813,665	4.6
Taiwan	3,730,205	4.5
India	3,722,403	4.5
South Africa	2,927,957	3.6
Colombia	2,768,952	3.3
Italy	2,262,702	2.7
Luxembourg	2,089,875	2.5
Canada	1,821,615	2.2
France	1,794,992	2.2
Switzerland	1,754,644	2.1
Argentina	1,738,962	2.1
Israel	1,575,033	1.9
Netherlands	1,449,120	1.7
Denmark	923,313	1.1
Singapore	851,060	1.0
Australia	804,859	1.0
Turkey	409,827	0.5
Chile	266,730	0.3
United States	(358,075)	(0.4)
Investments Purchased with Proceeds from Securities Lending	8,423,921	10.1
Money Market Funds	4,268,683	5.1
Liabilities in Excess of Other Assets	(9,209,252)	(11.1)
	$83,083,899	100.0%